Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains from financial instruments for which fair value option has been elected	¥ (12,408)	¥ 85
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	7,771
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	188,426	173,964
Marketable securities | Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,386
Marketable securities | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	34,502	33,391
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,385	4,910
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	153,924	140,573
Securities investments and other | Level 3 | Fair Value, Measurements, Recurring | Other: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 193,430	¥ 185,195